UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. James Investment Company
Address: 2716 Fairmount Street
         Dallas, Texas  75201

13F File Number:  028-14071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Burson
Title:     Chief Compliance Office
Phone:     214-484-7250

Signature, Place, and Date of Signing:

 /s/   Amy Burson     Dallas, Texas/USA     August 01, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $992,903 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      260     2902 SH       SOLE                     2853        0       49
AUTOMATIC DATA PROCESSING IN   COM              053015103      223     4000 SH       SOLE                     4000        0        0
BECTON DICKINSON & CO          COM              075887109    41754   558581 SH       SOLE                   347550        0   211031
BERKLEY W R CORP               COM              084423102    36284   932259 SH       SOLE                   609052        0   323207
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      533     6400 SH       SOLE                     5800        0      600
CAMPBELL SOUP CO               COM              134429109    45932  1376035 SH       SOLE                   853207        0   522828
CHEVRON CORP NEW               COM              166764100      264     2500 SH       SOLE                     2500        0        0
CVS CAREMARK CORPORATION       COM              126650100    32985   705855 SH       SOLE                   487157        0   218698
DORCHESTER MINERALS LP         COM UNIT         25820R105      248    11314 SH       SOLE                        0        0    11314
ENTERPRISE PRODS PARTNERS L    COM              293792107      334     6527 SH       SOLE                     6000        0      527
EXELON CORP                    COM              30161N101    59468  1580755 SH       SOLE                  1020366        0   560389
EXXON MOBIL CORP               COM              30231G102    41406   483884 SH       SOLE                   309862        0   174022
FRANCE TELECOM                 SPONSORED ADR    35177Q105    15064  1149066 SH       SOLE                   746885        0   402181
JOHNSON & JOHNSON              COM              478160104    57917   857268 SH       SOLE                   538827        0   318441
KRAFT FOODS INC                CL A             50075N104    10730   277842 SH       SOLE                   154375        0   123467
MEDTRONIC INC                  COM              585055106    48344  1248233 SH       SOLE                   764954        0   483279
MICROSOFT CORP                 COM              594918104    58714  1919381 SH       SOLE                  1208434        0   710947
MOLSON COORS BREWING CO        CL B             60871R209    48899  1175171 SH       SOLE                   773885        0   401286
NEWMONT MINING CORP            COM              651639106    41056   846342 SH       SOLE                   580573        0   265769
NOVARTIS A G                   SPONSORED ADR    66987V109    71387  1277056 SH       SOLE                   830071        0   446985
PAYCHEX INC                    COM              704326107    37059  1179851 SH       SOLE                   745256        0   434595
PEOPLES UNITED FINANCIAL INC   COM              712704105    13989  1204944 SH       SOLE                   799266        0   405678
PFIZER INC                     COM              717081103      299    12988 SH       SOLE                    12790        0      198
PROCTER & GAMBLE CO            COM              742718109    56760   926694 SH       SOLE                   616373        0   310321
SPECTRA ENERGY CORP            COM              847560109    23880   821739 SH       SOLE                   546141        0   275598
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104    68739  4984673 SH       SOLE                  3105195        0  1879478
SYSCO CORP                     COM              871829107    47577  1596007 SH       SOLE                   981924        0   614083
TOTAL S A                      SPONSORED ADR    89151E109    43980   978428 SH       SOLE                   623016        0   355412
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      464     5724 SH       SOLE                     5724        0        0
WAL-MART STORES INC            COM              931142103    32482   465888 SH       SOLE                   277247        0   188641
WASTE MGMT INC DEL             COM              94106L109      205     6127 SH       SOLE                     6005        0      122
WESTERN UN CO                  COM              959802109    37825  2246116 SH       SOLE                  1431580        0   814536
WEYERHAEUSER CO                COM              962166104     8614   385259 SH       SOLE                   266022        0   119237
XYLEM INC                      COM              98419M100     9228   366626 SH       SOLE                   247922        0   118704